SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Depreciation	$ 372	$ 572	$ 644